Schedule of taxable income/(loss) before income taxes by jurisdiction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total tax expenses (benefits)	$ 1,428,299	$ 774,239	$ (8,660)
Labuan [Member]
Total tax expenses (benefits)	26,190	25,263	38,447
MALAYSIA
Total tax expenses (benefits)	1,280,329	684,759	(80,931)
SINGAPORE
Total tax expenses (benefits)	$ 121,780	$ 64,217	$ 33,824